Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Factors Used in Earnings Per Share Computation

The factors used in the earnings per share computation follow.

	2012	2011
Basic
Net income available to common shareholders	$4,386	$2,782

Weighted Average common shares outstanding	7,707,917	7,707,917

Basic earnings per share	$0.57	$0.36

Diluted
Net income available to common shareholders	$4,386	$2,782

Weighted average common shares outstanding for basic earnings per common share	7,707,917	7,707,917
Add: dilutive effects of assumed exercise of options	—	—

Average shares and dilutive potential common shares outstanding	7,707,917	7,707,917

Diluted earnings per share	$0.57	$0.36